Disposals and acquisitions - Narrative (Details) R$ in Thousands	1 Months Ended									12 Months Ended
	Dec. 31, 2020 USD ($) installment	Jun. 30, 2020 USD ($) ha	Feb. 28, 2019 USD ($) dairy_facility	Jan. 31, 2019 USD ($) installment	Jan. 31, 2019 BRL (R$) installment	Jun. 30, 2018 USD ($) installment	Jun. 30, 2018 BRL (R$) installment	May 31, 2018 USD ($)	May 31, 2018 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal										$ 2,064,000	$ 1,354,000	$ 36,227,000
Huelen Farm | Global Seward SLU and Peak City SLU
Disclosure of subsidiaries [line items]
Number of installments to transfer consideration | installment	2
Total consideration for disposal	$ 30,100,000
Cash collected from sale of wholly owned subsidiary	10,100,000
Gain from disposal	600,000
Reclassification of revaluation surplus to retained earnings	$ 2,200,000
Province of Santa Fe
Disclosure of subsidiaries [line items]
Cash collected from sale of wholly owned subsidiary		$ 12,100,000
Gain from disposal		$ 2,100,000
Area of farm land | ha		811.70
Increase decrease through transfer between revaluation reserve and retained earnings regarding land sold		$ 8,000,000.0
Alto Alegre Farm | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Number of installments to transfer consideration | installment				7	7
Total consideration for disposal				$ 16,600,000	R$ 62,500
Cash collected from sale of wholly owned subsidiary				2,200,000	R$ 8,400
Gain from disposal				1,500,000
Reclassification of revaluation surplus to retained earnings				$ 8,000,000.0
Conquista Farms | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Number of installments to transfer consideration | installment						4	4
Total consideration for disposal						$ 18,400,000	R$ 68,000
Cash collected from sale of wholly owned subsidiary						5,600,000	R$ 21,400
Gain from disposal						$ 14,000,000
Rio De Janeiro Farm | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Total consideration for disposal								$ 34,000,000	R$ 120,000
Gain from disposal								$ 22,000,000
CHS AGRO S.A.
Disclosure of subsidiaries [line items]
Voting equity interests acquired (as a percent)				50.00%
Proportion of ownership interest in subsidiary (as a percent)				100.00%	100.00%
Value of participation				$ 0
Gain (loss) from acquisition				$ (200,000)
Olam Alimentos S.A.
Disclosure of subsidiaries [line items]
Voting equity interests acquired (as a percent)				100.00%
Consideration transferred, acquisition-date fair value				$ 10,000,000
Number of installments to transfer consideration | installment				3	3
SanCor
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value			$ 47,000,000
Number of dairy facilities acquired | dairy_facility			2